Condensed Financial Information Parent Company Only	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Parent Company Only
Note 25. Condensed Financial Information (Parent Company Only)

Note 25. Condensed Financial Information (Parent Company Only)

The following condensed financial statements are for Community Bancorp. (Parent Company Only), and should be read in conjunction with the consolidated financial statements of the Company.

Community Bancorp. (Parent Company Only)	December 31,	December 31,
Balance Sheets	2020	2019

Assets

Cash	$750,371	$744,687
Investment in subsidiary - Community National Bank	89,598,666	81,164,447
Investment in Capital Trust	387,000	387,000
Income taxes receivable	184,973	213,071
Total assets	$90,921,010	$82,509,205

Liabilities and Shareholders’ Equity

Liabilities

Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	745,297	727,526
Total liabilities	13,632,297	13,614,526

Shareholders’ Equity

Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding
at December 31, 2020 and 2019 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,527,380 and 5,449,857 shares issued at December 31, 2020 and 2019, respectively
(including 18,128 and 16,267 shares issued February 1, 2021 and 2020, respectively)	13,818,450	13,624,643
Additional paid-in capital	34,309,646	33,464,381
Retained earnings	29,368,046	22,667,949
Accumulated other comprehensive income	915,348	260,483
Less: treasury stock, at cost; 210,101 shares at December 31, 2020 and 2019	(2,622,777)	(2,622,777)
Total shareholders’ equity	77,288,713	68,894,679

Total liabilities and shareholders’ equity	$90,921,010	$82,509,205

The investment in the subsidiary bank is carried under the equity method of accounting. The investment and cash, which is on deposit with the Bank, have been eliminated in consolidation.

Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Income	2020	2019

Income
Bank subsidiary distributions	$3,675,000	$4,256,000
Dividends on Capital Trust	14,314	20,858
Total income	3,689,314	4,276,858

Expense
Interest on junior subordinated debentures	476,666	694,573
Administrative and other	418,474	340,904
Total expense	895,140	1,035,477

Income before applicable income tax benefit and equity in undistributed net income of subsidiary	2,794,174	3,241,381
Income tax benefit	184,973	213,071

Income before equity in undistributed net income of subsidiary	2,979,147	3,454,452
Equity in undistributed net income of subsidiary	7,779,355	5,369,994
Net income	$10,758,502	$8,824,446

Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Cash Flows	2020	2019

Cash Flows from Operating Activities
Net income	$10,758,502	$8,824,446
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(7,779,355)	(5,369,994)
(Increase) decrease in income taxes receivable	28,097	(5,827)
Net cash provided by operating activities	3,007,244	3,448,625

Cash Flows from Financing Activities
Redemption of preferred stock	0	(500,000)
Dividends paid on preferred stock	(54,375)	(87,500)
Dividends paid on common stock	(2,947,185)	(2,837,058)
Net cash used in financing activities	(3,001,560)	(3,424,558)
Net increase in cash	5,684	24,067

Cash
Beginning	744,687	720,620
Ending	$750,371	$744,687

Cash Received for Income Taxes	$213,071	$207,244

Cash Paid for Interest	$476,666	$694,573

Dividends paid:
Dividends declared	$4,004,030	$3,951,279
Increase in dividends payable attributable to dividends declared	(17,773)	(16,987)
Dividends reinvested	(1,039,072)	(1,097,234)
	$2,947,185	$2,837,058